ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current:
Employee salary and benefits	$ 1,313	$ 2,628
Accrued research and development expenses	2,479	2,442
Non-refundable incentive payment from depositary bank		106
Accrued legal expenses	837	1,024
Accrued other expenses	1,865	1,438
Total accruals and other payables	$ 6,494	$ 7,638